Cash Distributions and Earnings per Unit (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Net income	$ 29,985	$ 19,511	$ 48,346	$ 35,757
Common unit holders
Net income	$ 28,852	$ 18,671	$ 46,313	$ 34,143
Weighted average units outstanding (basic and diluted)	77,359,163	65,284,163	75,803,362	64,254,881
Earnings attributable to:
Earnings per unit (basic and diluted):	$ 0.37	$ 0.29	$ 0.61	$ 0.53
Earnings per unit - distributed (basic and diluted):	$ 0.44	$ 0.44	$ 0.9	$ 0.9
Loss per unit - undistributed (basic and diluted):	$ (0.07)	$ (0.15)	$ (0.29)	$ (0.37)